245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund II (the trust): File Nos. 033-20773 and 811-05511

Contrafund Portfolio

Disciplined Small Cap Portfolio

Emerging Markets Portfolio

Extended Market Index Portfolio

Index 500 Portfolio

International Capital Appreciation Portfolio

International Index Portfolio

Total Market Index Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust